Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events
Except as described below, or as otherwise indicated in the footnotes, the Company has concluded that no events or transactions have occurred that require disclosure.
On various dates during January 2023, February 2023 and March 2023, the Company received $450, $7,000 and $11,921, respectively, from Catapult GP II as a partial payment of the Note described in Note 9, which comprised $341, $149 and $48, respectively, of the accrued interest and $109, $6,851 and $11,873, respectively, of the principal. The Note has been fully paid.
On January 12, 2023, the Company entered into a purchase commitment for the use of cloud services, with a commitment to spend $8,500 annually between January 2023 and December 2026.
On March 10, 2023, Silicon Valley Bank (“SVB”) was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. On March 12, 2023, the Secretary of the Treasury, the chair of the Federal Reserve Board and the chairman of the FDIC released a joint statement related to the FDIC's resolution of the SVB receivership, which provides that all depositors will have access to all their money starting March 13, 2023. As of March 17, 2023, all cash deposited with SVB by the Company are accessible by the Company .